Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income/(loss) after tax	$ (4,463,000)		$ 1,028,000	$ 1,152,000
Depreciation of property and equipment		[1]	11,000	24,000
Amortization of right-of-use assets	44,000		57,000	43,000
Gain on disposal of property			(177,000)
Interest expense	7,000		178,000	23,000
Fair value gain on derivative financial instruments				(21,000)
Change in working capital:
Accounts receivable, net	(4,880,000)		(16,806,000)	2,716,000
Deposits, prepayments and other receivables	573,000		(540,000)	24,000
Accounts payable	3,147,000		17,067,000
Other payables	180,000
Accrued liabilities	187,000		(25,000)	(44,000)
Lease liabilities	(44,000)		(62,000)	(47,000)
Income tax payable	9,000		(119,000)	200,000
Interest paid	(5,000)			(20,000)
Net cash provided by/ (used in) operating activities	(5,245,000)		612,000	4,050,000
Cash flows from investing activities:
Derivative financial instruments	103,000		(78,000)	(107,000)
Proceeds from disposal of property			957,000
Amount due from shareholder	57,000		(327,000)	(81,000)
Net cash (used in)/ provided by investing activities	160,000		552,000	(188,000)
Cash flows from financing activities:
Amount due to related party				(175,000)
Purchase of property and equipment	(1,000)
Repayment of loan	(1,000,000)
Payment of offering costs			(1,321,000)
Proceed from issuance of stock	4,536,000
Dividend paid			(4,745,000)	(1,500,000)
Net cash (used in)/ provided by financing activities	3,535,000		(6,066,000)	(1,675,000)
Net change in cash and cash equivalents	(1,550,000)		(4,902,000)	2,187,000
BEGINNING OF FINANCIAL YEAR	3,343,000		8,245,000	6,058,000
END OF FINANCIAL YEAR	1,793,000		3,343,000	8,245,000
Supplemental Cash Flow Information:
Cash paid for income taxes	(127,000)		(219,000)	(25,000)
Cash paid for interest	(7,000)		(3,000)	(23,000)
Supplemental schedule of noncash financing activities
Loan from shareholder			5,000,000
Dividend payable			$ (5,000,000)

[1]	— Denotes amount less than US$1,000.